SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - RESTATEMENT OF THE FINANCIAL STATEMENTS, CONSOLIDATED STATEMENTS OF CASH FLOW (Details) ₫ in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)		Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)		Dec. 31, 2021 VND (₫)
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the period		₫ (33,508,194)	$ (1,381,211,624)	₫ (27,773,382)	[1]	₫ (57,429,578)		$ (2,406,334,451)	₫ (49,848,870)		₫ (32,218,961)
Depreciation of property, plant and equipment		4,428,794	182,555,400	2,691,059	[1]	5,849,238		245,100,000	3,924,658		3,981,389
Amortization of Intangible Assets		179,358	7,393,157	120,231	[1]	466,454		19,500,000	2,341,850		897,562
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories		6,085,993	250,865,334	4,698,893	[1]						6,513,514
Deferred tax expenses/(income)		(9,809)	(404,328)	(40,537)	[1]	(22,294)		(934,174)	946,738		150,536
Change in amortized costs of financial instruments measured at amortized cost other than nominal interest		1,427,480	58,840,890	1,763,620	[1]	2,833,459		118,723,665	1,999,914		1,156,118
Share of (gains)/losses from equity investees		31,902	1,315,004	(10,922)	[1]						36,786
Change in working capital:
Trade receivables and advance to suppliers, net investment in sales-type lease		841,435	34,684,048	4,342,402	[1]						(7,406,143)
Inventories		(3,982,884)	(164,174,938)	(5,892,715)	[1]						(3,857,721)
Trade payables, deferred revenue and other payables		(11,134)	(458,945)	215,936	[1]						760,098
Operating lease liabilities		(743,443)	(30,644,806)	(565,337)	[1]						(224,085)
Prepayments, other receivables and other assets		(334,866)	(13,803,215)	285,714	[1]						166,251
Net cash flows used in operating activities		(20,289,220)	(836,323,990)	(17,286,237)	[1]						(28,969,088)
Purchase of property, plant and equipment, and intangible assets		(7,407,648)	(305,344,106)	(14,633,149)	[1]						(6,007,925)
Proceeds from disposal of property, plant and equipment		14,171	584,130								48,798
Disbursement of bank deposit and loans				(10,480,000)
Collection of loans				11,157,900	[1]						11,054,900
Payment for investment in associates and other investments				(1,039,033)
Net cash flows used in investing activities		(10,835,118)	(446,624,815)	(14,994,282)	[1]						2,420,050
Deemed contribution from owners		16,994,659	700,521,805	1,127,000	[1]
Proceeds from borrowings		45,223,504	1,864,118,054	48,997,899	[1]
Cash received under a business cooperation contract	[1]			9,625,000
Repayment of borrowings		(28,442,486)	(1,172,402,556)	(29,525,967)	[1]						(18,677,191)
Net cash flows from financing activities		30,025,677	1,237,661,871	30,223,932	[1]						28,855,195
Net decrease in cash and cash equivalents and restricted cash		(1,098,661)	(45,286,933)	(2,056,587)	[1]						2,306,157
Cash, cash equivalents and restricted cash at beginning of the period		4,858,767	200,278,937	4,361,631	[1]	4,361,631	[1]		3,024,916		827,742
Net foreign exchange difference on cash, cash equivalents and restricted cash		(78,343)	(3,229,308)	2,609	[1]						(108,983)
Cash, cash equivalents and restricted cash at end of the period		3,681,763	151,762,696	2,307,653	[1]	4,858,767		200,278,937	4,361,631	[1]	3,024,916
Supplement disclosures of non-cash activities
Debt conversion to equity				1,173,000	[1]						4,121,775
Non-cash property, plant and equipment additions		6,731,875	277,488,664	6,799,610	[1]						2,274,048
Establishment of right-of-use assets and lease liabilities at commencement dates		227,287	9,368,796	2,973,362	[1]						1,318,222
As previously reported
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the period				(26,656,027)		(57,429,578)		(2,406,334,451)	(49,848,870)
Depreciation of property, plant and equipment				2,511,264		5,849,238		245,086,650	3,924,658
Amortization of Intangible Assets				113,261		466,454		19,544,708	2,341,850
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories				4,636,460		8,679,116		363,660,270	5,988,521
Deferred tax expenses/(income)				(27,026)		(22,294)		(934,174)	946,738
Change in amortized costs of financial instruments measured at amortized cost other than nominal interest				1,582,016		2,833,459		118,723,665	1,999,914
Change in working capital:
Trade receivables and advance to suppliers, net investment in sales-type lease				4,053,598		1,788,892		74,955,669	622,707
Inventories				(6,418,463)		(13,233,711)		(554,500,587)	(20,241,698)
Trade payables, deferred revenue and other payables				(3,640,389)		(9,381,089)		(393,073,325)	17,792,820
Operating lease liabilities				(565,412)		(911,530)		(38,193,665)	(420,877)
Prepayments, other receivables and other assets				345,613		(638,776)		(26,765,105)	(27,080)
Net cash flows used in operating activities				(21,186,304)		(53,649,366)		(2,247,941,256)	(35,628,413)
Purchase of property, plant and equipment, and intangible assets				(15,727,008)		(24,953,280)		(1,045,557,697)	(17,681,672)
Proceeds from disposal of property, plant and equipment				922,675		1,003,506		42,047,515	1,412,976
Collection of loans				545,400		545,400		22,852,594	1,034,648
Net cash flows used in investing activities				(14,258,933)		(23,017,340)		(964,440,626)	(16,038,946)
Deemed contribution from owners						20,647,786		865,154,865	646,655
Proceeds from borrowings				42,914,466
Cash received under a business cooperation contract				5,875,000
Repayment of borrowings				(15,372,426)		(50,722,940)		(2,125,322,216)	(41,637,135)
Net cash flows from financing activities				33,417,040		77,420,664		3,243,973,183	52,945,103
Net decrease in cash and cash equivalents and restricted cash				(2,028,197)		753,958		31,591,301	1,277,744
Cash, cash equivalents and restricted cash at beginning of the period		₫ 4,759,081	$ 199,408,405	4,271,442		4,271,442		178,976,033	3,024,916
Net foreign exchange difference on cash, cash equivalents and restricted cash				24,422		(266,319)		(11,158,929)	(31,218)
Cash, cash equivalents and restricted cash at end of the period				2,267,667		4,759,081		199,408,405	4,271,442		₫ 3,024,916
Supplement disclosures of non-cash activities
Debt conversion to equity									71,515,874
Non-cash property, plant and equipment additions				5,512,701		7,313,950		306,458,979	13,349,412
Establishment of right-of-use assets and lease liabilities at commencement dates				2,968,837		3,678,024		$ 154,111,456	2,772,465
Restatement adjustments
RESTATEMENT OF THE FINANCIAL STATEMENTS
Net loss for the period				(1,117,355)
Depreciation of property, plant and equipment				179,795
Amortization of Intangible Assets				6,970
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories				62,433
Deferred tax expenses/(income)				(13,511)
Change in amortized costs of financial instruments measured at amortized cost other than nominal interest				181,604
Share of (gains)/losses from equity investees				(10,922)
Change in working capital:
Trade receivables and advance to suppliers, net investment in sales-type lease				288,804
Inventories				525,748
Trade payables, deferred revenue and other payables				3,856,325
Operating lease liabilities				75
Prepayments, other receivables and other assets				(59,899)
Net cash flows used in operating activities				3,900,067
Purchase of property, plant and equipment, and intangible assets				1,093,859
Proceeds from disposal of property, plant and equipment				(922,675)
Disbursement of bank deposit and loans				(10,480,000)
Collection of loans				10,612,500
Payment for investment in associates and other investments				(1,039,033)
Net cash flows used in investing activities				(735,349)
Deemed contribution from owners				1,127,000
Proceeds from borrowings				6,083,433
Cash received under a business cooperation contract				3,750,000
Repayment of borrowings				(14,153,541)
Net cash flows from financing activities				(3,193,108)
Net decrease in cash and cash equivalents and restricted cash				(28,390)
Cash, cash equivalents and restricted cash at beginning of the period				90,189		₫ 90,189
Net foreign exchange difference on cash, cash equivalents and restricted cash				(21,813)
Cash, cash equivalents and restricted cash at end of the period				39,986					₫ 90,189
Supplement disclosures of non-cash activities
Debt conversion to equity				1,173,000
Non-cash property, plant and equipment additions				1,286,909
Establishment of right-of-use assets and lease liabilities at commencement dates				₫ 4,525

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).